Consolidated Statement of Changes in Shareholders' Equity - USD ($) $ in Thousands	Common Stock	Capital Surplus	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Treasury Stock	Total
BALANCE-beginning of period at Dec. 31, 2013	$ 208	$ 179,219	$ 19,918	$ (127)		$ 199,218
BALANCE-beginning of period (in shares) at Dec. 31, 2013	20,771
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income			14,742			14,742
Net change in unrealized gains and losses on available-for-sale securities, net of taxes and reclassification adjustment				1,189		1,189
Issuance of common stock in connection with initial public offering, net of expenses	$ 54	72,537				72,591
Issuance of common stock in connection with initial public offering, net of expenses (in shares)	5,391
Issuance of common stock in connection with the exercise of stock options		117				117
Issuance of common stock in connection with the exercise of stock options (in shares)	14
Stock-based compensation expense		548				548
BALANCE-end of period at Dec. 31, 2014	$ 262	252,421	34,660	1,062		288,405
BALANCE-end of period (in shares) at Dec. 31, 2014	26,176
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income			15,439			15,439
Net change in unrealized gains and losses on available-for-sale securities, net of taxes and reclassification adjustment				(645)		(645)
Issuance of common stock in connection with the acquisition of Patriot Bancshares, Inc.	$ 105	123,638				123,743
Issuance of common stock in connection with the acquisition of Patriot Bancshares, Inc. (in shares)	10,442
Issuance of common stock in connection with the exercise of stock options	$ 1	1,533				1,534
Issuance of common stock in connection with the exercise of stock options (in shares)	170
Stock-based compensation expense		926				926
BALANCE-end of period at Dec. 31, 2015	$ 368	378,518	50,099	417		429,402
BALANCE-end of period (in shares) at Dec. 31, 2015	36,788
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income			(972)			(972)
Net change in unrealized gains and losses on available-for-sale securities, net of taxes and reclassification adjustment				(1,142)		(1,142)
Issuance of common stock in connection with the exercise of stock options	$ 4	3,042				3,046
Issuance of common stock in connection with the exercise of stock options (in shares)	378
Purchase of treasury stock					$ (1,253)	(1,253)
Purchase of treasury stock (in shares)	(178)
Stock-based compensation expense		1,401				1,401
BALANCE-end of period at Dec. 31, 2016	$ 372	$ 382,961	$ 49,127	$ (725)	$ (1,253)	$ 430,482
BALANCE-end of period (in shares) at Dec. 31, 2016	36,988